Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 879,995	¥ 838,145
Accumulated benefit obligations	876,282	834,694
Fair value of plan assets	698,400	644,502
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	330,478	260,950
Accumulated benefit obligations	323,221	255,018
Fair value of plan assets	¥ 235,343	¥ 186,519